              As filed with the Securities and Exchange Commission

                                 on July 19, 2002

                                                     1933 Act File No. 333-71469
                                                     1940 Act File No. 811-07384

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /
                       PRE-EFFECTIVE AMENDMENT NO. ___                       / /

                     POST-EFFECTIVE AMENDMENT NO.  11                        /X/
                                                  ---

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                AMENDMENT NO. 29

                          ----------------------------

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
             (Exact name of registrant as specified in its charter)

                           --------------------------
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address, including zip code, of Principal Executive Offices)

                           ---------------------------

                              CHARLES H. FIELD, JR.
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 32ND FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (name and address of agent for service)

                                    COPY TO:

                               DEBORAH A. WUSSOW
                     C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 32ND FLOOR
                           SAN DIEGO, CALIFORNIA 92101

    /X/  immediately upon filing pursuant to paragraph (b)
    / /  on _________ pursuant to paragraph (b)
    / /  60 days after filing pursuant to paragraph (a)(i)
    / /  on _________ pursuant to paragraph (a)(i)
    / /  75 days after filing pursuant to paragraph (a)(ii) on May 1, 2001
    / /  on _________ pursuant to paragraph (a)(ii), of Rule 485
    / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     --------------------------------------

[NICHOLAS APPLEGATE LOGO-REGISTERED TRADEMARK-]

                         INSTITUTIONAL FUNDS PROSPECTUS

                              INSTITUTIONAL SHARES

------------------------------------


 HIGH QUALITY BOND FUND


 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                 JULY 19, 2002

---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------

A LOOK AT THE FUND'S GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.


                             HIGH QUALITY BOND FUND                            1
--------------------------------------------------------------------------------


POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING, AND REDEEMING
SHARES FROM THE FUND.



                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                               3
                              Buying Shares                                    3
                              Exchanging Shares                                4
                              Selling or Redeeming Shares                      4
                              Signature Guarantees                             5



                             YOUR ACCOUNT
                              Transaction Policies                             6
                              Features and Account Policies                    7

--------------------------------------------------------------------------------

FURTHER INFORMATION THAT APPLIES
TO THE FUND.



                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                               8
                              Investment Adviser Compensation                  8
                              Expense Waivers                                  8
                              Multi Class Structure                            8
                              Shareholder Services                             8
                              Portfolio Trades                                 8
                              Portfolio Turnover                               8
                              Portfolio Management                             8

--------------------------------------------------------------------------------


                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      10



                             FINANCIAL HIGHLIGHTS                             14


                             FOR MORE INFORMATION                     Back Cover

   HIGH QUALITY BOND FUND



[GRAPHIC]GOAL AND PRINCIPAL STRATEGY



The Fund seeks maximum total return. In pursuing this goal, the Fund invests primarily in high quality bonds.



The Fund's Investment Adviser seeks to outperform the total return of an index of Lehman Aggregate Bond Index through an actively managed diversified portfolio of debt securities.



When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest-rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield-to-maturity of the security, and the effect the security will have on the Fund. The Investment Adviser expects a high portfolio turnover rate which can be 400% or more.



[GRAPHIC]PRINCIPAL INVESTMENTS



Normally, the Fund invests at least 80% of its net assets in bonds of U.S. and foreign corporations and governments. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These bonds are rated in the top two investment grades, or are of comparable quality if unrated. They include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The dollar weighted average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.



The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. For a description of these ratings, see "Bond Quality" beginning on page 12. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.



[GRAPHIC]PRIMARY RISKS



Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:



/ / INTEREST RATES--Interest rate risk is the risk that the value of the Fund's investments will go down when interest rates rise. Normally the value of the Fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of the Fund's portfolio declines.



/ / MATURITY--Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.



/ / CREDIT RISK--Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment.



/ / PREPAYMENT RISK--Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid ahead of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.



/ / INFLATION RISK--There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds, which historically have had more modest returns in comparison to equity funds.



/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.



/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.



See "Principal Strategies, Risks and Other Information" starting on page 10.

2


   HIGH QUALITY BOND FUND



[GRAPHIC]PAST PERFORMANCE


The two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.



Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

96    2.29
97    9.52
98    8.54
99   -0.29
00   10.69
01    5.85

BEST QUARTER:   Q4 '95  +5.50%
WORST QUARTER:  Q1 '96  -3.04%


             AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                     SINCE INCEPTION
                              1 YEAR      5 YEAR        (8/31/95)
--------------------------------------------------------------------
FUND:
  BEFORE TAXES                 5.85%       6.79%          7.12%
  AFTER TAXES ON
  DISTRIBUTIONS                3.11        3.88           4.23
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  3.55        4.00           4.27
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  LEHMAN AGGREGATE BOND        8.63        7.57           7.32



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS 2.27%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE PERIOD.



INDEX: THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LEHMAN AGGREGATE BOND) IS COMPOSED OF SECURITIES FROM LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND ASSET-BACKED SECURITIES INDEX. THE INDEX IS UNMANAGED.



THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.



[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                                             0.45%
---------------------------------------------------------------------------------
Distribution (12b-1) fee                                                   None
---------------------------------------------------------------------------------
Other expenses                                                             0.53%
---------------------------------------------------------------------------------
Total annual fund operating expenses                                       0.98%
---------------------------------------------------------------------------------
Waiver of fund expenses                                                   (0.52)%
---------------------------------------------------------------------------------
NET EXPENSES                                                               0.46%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 8.



EXAMPLE:


THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:



    Year 1      Year 3      Year 5     Year 10
     $48         $270        $514       $1,240

   SIMPLIFIED ACCOUNT INFORMATION


                                                                      OPENING AN ACCOUNT
   This is the minimum
   initial investment                                                      $250,000
-----------------------------------------------------------------------------------------------------------------------------------
    Use this type of
       application                                           New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------------------------------
    Before completing          The Fund offers a variety of features, which are described in the "Your Account" section of this
     the application                       prospectus. Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------------------
     Completing the                             If you need assistance, contact your financial representative,
       application                                              or call us at (800) 551-8043.
-----------------------------------------------------------------------------------------------------------------------------------
                                       Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
If you are sending money      PO BOX 8326, BOSTON, MA 02266-8326. Send private courier or overnight delivery service to: Boston
        by CHECK             Financial Services, c/o Nicholas-Applegate, 66 Brooks Drive, Braintree, MA 02184. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------------------
                              Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to
If you are sending money      obtain an account number with the Trust by sending a completed application to: NICHOLAS-APPLEGATE
   by BANK WIRE or ACH      INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326. To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                                        BUYING SHARES
   The price you will      The Trust is generally open on days that the New York Stock Exchange is open. All transactions received
         receive              in good order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Instruct your bank to wire the amount you wish to invest to:
                                                        STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                               DDA #9904-645-0
      by BANK WIRE                                           STATE STREET BOS, ATTN: MUTUAL FUNDS
                                        CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------------------
                            Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate sections when opening an account,
If you are sending money   contact your financial representative, or call us at (800) 551-8043 for further information. To initiate
         by ACH                                                        an ACH purchase,
                                                              call the Trust at (800) 551-8043.

4

   SIMPLIFIED ACCOUNT INFORMATION

                                                                      EXCHANGING SHARES
   This is the minimum
exchange amount to open a                                                  $250,000
       new account
-----------------------------------------------------------------------------------------------------------------------------------
                            The Trust is open on days that the New York Stock Exchange is open. All transactions received in good
   The price you will        order before the market closes (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption
         receive           proceeds normally are wired or mailed within one business day after receiving a request in proper form.
                                                           Payment may be delayed up to seven days.
-----------------------------------------------------------------------------------------------------------------------------------
                            The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount equal to or greater than the Fund's minimum
 Things you should know    account size (see the "Opening an Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------------------------------
                           Contact your financial representative, or call us at (800) 551-8043. The Trust will accept a request by
    How to request an        phone if this feature was previously established on your account. See the "Your Account" section for
    exchange by PHONE                                                further information.
-----------------------------------------------------------------------------------------------------------------------------------
                            Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and
    How to request an                                         the Fund you wish to exchange to.
    exchange by MAIL                            Mail this request to: Nicholas-Applegate Institutional Funds,
                                                             PO BOX 8326, BOSTON, MA 02266-8326.

                                                                SELLING OR REDEEMING SHARES
                                               IN WRITING                                           BY PHONE
                                       -----------------------------------------------------------------------------
                                                                               Selling shares by phone is a service option which
                                                                                  must be established on your account prior to
                                                                               making a request. See the "Your Account" section,
                                                                               or contact your financial representative, or call
                                Certain requests may require a SIGNATURE            the Trust at (800) 551-8043 for further
 Things you should know       GUARANTEE. See the next section for further         information. The maximum amount which may be
                            information. You may sell up to the full account   requested by phone, regardless of account size, is
                                                 value.                            $50,000. Amounts greater than that must be
                                                                               requested in writing. If you wish to receive your
                                                                                  monies by bank wire, the minimum request is
                                                                                                    $5,000.
---------------------------------------------------------------------------------------------------------------------------------
                           If you purchased shares through a financial representative or plan administrator/ sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

                                                                SELLING OR REDEEMING SHARES
                                               IN WRITING                                           BY PHONE
                                       -----------------------------------------------------------------------------
                                            The Trust is open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
                           Please put your request in writing, including: the
                             name of the account owners, account number and
                             Fund you are redeeming from, and the share or
                             dollar amount you wish to sell, signed by all     Contact your financial representative, or call us
 If you want to receive          account owners. Mail this request to:          at (800) 551-8043. The proceeds will be sent to
your monies by BANK WIRE     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX       the existing bank wire address listed on the
                             8326, BOSTON, MA 02266-8326. The check will be                         account.
                            sent to the existing bank wire address listed on
                                              the account.
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Contact your financial representative, or call us
                                                                                at (800) 551-8043. The proceeds will be sent in
 If you want to receive                                                         accordance with the existing ACH instructions on
   your monies by ACH              Please call us at (800) 551-8043.           the account and will generally be received at your
                                                                                  bank two business days after your request is
                                                                                                   received.
---------------------------------------------------------------------------------------------------------------------------------
                            The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Trust makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to cash. The Trust
   Redemption in Kind      has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                                                                     SIGNATURE GUARANTEES
                               A signature guarantee from a financial institution is required to verify the authenticity of an
      A definition         individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------------------------------
                                              A signature guarantee is needed when making a written request for the following reasons:
                                                      1. When selling more than $50,000 worth of shares;
                                               2. When you want a check or bank wire sent to a name or address
    When you need one                                    that is not currently listed on the account;
                                                3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                   4. If your address was changed within the last 60 days.

6

   YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an account is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. The Funds may only accept orders for shares in states where they are legally able to offer shares.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.


Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.



NAV is based on the market value of the securities in the Fund's portfolio. If the methods utilized by the Investment Adviser to value the Fund's portfolio securities do not accurately reflect current market value, portfolio securities are valued at fair value as determined in good faith by or under policies established by the Trust's Board of Trustees.


BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.


EXECUTION OF REQUESTS. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund reserves the right to refuse any purchase order.



The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.



In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.



PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. When a distribution is paid out of the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.


EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class. To protect the interest of other investors in a Fund, the Trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market-timing strategies that adversely affect the Fund. Guidelines for exchanges are available from the Distributor upon request. The Trust may also refuse any exchange order.


REDEMPTIONS IN KIND. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.



TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income quarterly. Any net capital gains are distributed annually.


DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.


TAXABILITY OF DIVIDENDS. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.


Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than $250,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.


AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.



CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Nicholas-Applegate Institutional Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

8

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER


Investment decisions for the Fund are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Founded in 1984, the Investment Adviser currently manages approximately
$25.5 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.


Criterion Investment Management LLC ("Criterion") serves as sub-adviser to the Fund. Organized in April 1999, Criterion is registered under the Investment Advisers Act of 1940. Its principal address is 1990 Post Oak Boulevard, Houston, Texas 77056. Criterion previously was the fixed income asset management division of the Investment Adviser and now provides investment advice to the Fund and approximately 80 other separate institutional clients with approximately
$9 billion in assets under management.


INVESTMENT ADVISER COMPENSATION


The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the following annual rates of its average net assets:



                        0.45% on the first $500 million
                         0.40% on the next $250 million
                 0.35% on net assets in excess of $750 million


EXPENSE WAIVERS


The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Fund so that total operating expenses, excluding taxes, interest, brokerage, and extraordinary expenses, do not exceed 0.45% through March 31, 2003. In subsequent years, overall operating expenses for the Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as the Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the percentage limitation. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Fund within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Fund within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed.


MULTI CLASS STRUCTURE


The Fund also offers Class R Shares, which have different service charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.


SHAREHOLDER SERVICES


The Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by the Fund. Contact the Investment Adviser for more information.


PORTFOLIO TRADES


The Investment Adviser and Sub-Adviser are responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser and Sub-Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser and Sub-Adviser believe no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.


PORTFOLIO TURNOVER


To the extent that the Fund's portfolio securities are actively traded in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 400% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.


PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management.

PORTFOLIO TEAMS


HORACIO A. VALEIRAS, CFA



CHIEF INVESTMENT OFFICER



Since 2002 responsible for management of all investment and trading functions;
    15 years of prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherrerd; and Credit Suisse First Boston



M.B.A.--University of California, Berkley; S.M.--Massachusetts Institute of
    Technology; B.S.--Virginia Tech



FIXED INCOME--SUB ADVISORY MANAGEMENT TEAM



FRED S. ROBERTSON, III



CHIEF INVESTMENT OFFICER--CRITERION ASSET MANAGEMENT



Since 1995; 22 years prior investment management experience with Criterion
    Investment Management Company and DuPont Chemical Pension Fund



M.B.A.--College of William and Mary; B.S.--Cornell University



JAMES E. KELLERMAN



PORTFOLIO MANAGER



Since 1995; 20 years prior investment management experience with Criterion
    Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.



M.B.A.--St. John's University; B.B.A.--Susquehanna University



MALCOM S. DAY, CFA



PORTFOLIO MANAGER



Since 1995; 3 years prior investment management experience with Payden & Rygel



M.B.A.--University of California, Los Angeles; B.S.--Northern University



SUSAN MALONE



PORTFOLIO MANAGER



Since 1996; 7 years prior investment management experience with BEA Associates



M.B.A.--New York University; B.S.--Carnegie Mellon University

10

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION


MORE ABOUT THE FUND



The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment strategy may be changed without shareholder approval. There can, of course, be no assurance that the Fund will achieve its investment goal.



Please note that the Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser and Sub-Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.


INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS


FOREIGN SECURITIES. The Fund may invest in foreign securities as a non-principal strategy.



CURRENCY FLUCTUATION. When the Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds must be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Fund's investments. Also, the Fund may incur costs when converting from one currency to another.



SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Fund may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Fund invests.



The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation, witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Fund.


INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.


DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of the Fund to buy and sell securities at the desired price and time.



Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Fund are not fully invested, or could result in the Fund being unable to sell a security in a falling market.


CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES RISKS


The Fund invests in debt securities as a principal strategy. The debt securities in which the Fund invests may be of any maturity. Fixed income securities are subject to the following risks:


MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

BELOW INVESTMENT GRADE BOND RISKS


The Fund may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.


Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.


In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Fund may at times experience difficulty in liquidating its investments at the desired times and prices.


TEMPORARY INVESTMENTS AND RISKS


The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in the Fund failing to achieve its investment objective.

12

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

14


   FINANCIAL HIGHLIGHTS



The financial highlights tables are intended to help you understand the Fund's financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The figures have been audited by Ernst & Young with respect to the fiscal year ended March 31, 2002 and March 31, 2001 and the prior four fiscal years, if any. Please read in conjunction with the Trust's 2002 Annual Report which is available upon request.



                                                                             DISTRIBUTIONS FROM:
                                                                          -------------------------
                            NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                             VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                            BEGINNING  INCOME (LOSS) (2)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING

HIGH QUALITY BOND
  For the year ended
  03/31/02                   $12.73         $0.79            $(0.47)       $(0.32)       $(0.13)        $12.19
  For the year ended
  03/31/01                    12.11          0.84              0.56         (0.78)           --          12.73
  For the period 05/7/99
  through 03/31/00            12.66          0.73             (0.56)        (0.72)           --          12.11
  For the period 04/1/99
  through 05/7/99 (1)         12.71          0.08             (0.05)        (0.08)           --          12.66
  For the year ended
  03/31/99                    13.10          0.83             (0.05)        (0.78)        (0.39)         12.71
  For the year ended
  03/31/98                    12.54          0.84              0.70         (0.84)        (0.14)         13.10


----------------------------------------


 (1)  Unaudited.
 (2) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
 (3)  Total returns are not annualized for periods less than one year.
 (4) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
 (5)  Net expenses include certain items not subject to expense reimbursement.

                                                    RATIOS TO AVERAGE NET ASSETS (4)
                                        --------------------------------------------------------   FUND'S
                                             NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                              TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                            RETURN (3)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (5)    RATE     (IN 000'S)

HIGH QUALITY BOND
  For the year ended
  03/31/02                      2.58%         6.29%      0.98%           (0.52%)         0.46%        482%    $43,928
  For the year ended
  03/31/01                     11.95%         6.77%      1.18%           (0.72%)         0.46%        992%     46,902
  For the period 05/7/99
  through 03/31/00              1.41%         6.67%      1.14%           (0.67%)         0.47%        161%     19,909
  For the period 04/1/99
  through 05/7/99 (1)           0.26%         6.45%      0.39%              --           0.39%         22%     18,187
  For the year ended
  03/31/99                      6.14%         6.41%      1.15%           (0.72%)         0.43%        274%     15,735
  For the year ended
  03/31/98                     12.60%        12.80%      1.64%           (1.18%)         0.46%        407%     15,759


----------------------------------------

Nicholas Applegate Logo(R)
      NEW ACCOUNT FORM (NON-IRA)

HIGH QUALITY BOND FUND I (1207)
INSTITUTIONAL SHARES
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.


MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043

OVERNIGHT TO:
Boston Financial Data Services
c/o Nicholas-Applegate
66 Brooks Drive
Braintree, MA 02184

 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
                               _ _                                           _ _ _  - _ _  - _ _ _ _
                                            _ _  - _ _  - _ _
    Minor's State of Residence         Minor's Date of Birth                    Minor's Social Security
                                                                                         Number

   / /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                           Name of Trust, Corporation or Other Entity
                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                         _ _  - _ _  - _ _ _ _
                                  Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _ _  - _ _ _ _ _ _ _
                                    Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City                                State            Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:
/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------

Total Dollars Invested $ __________ ($250,000 minimum per fund)


 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------

/ / BY CHECK: Payable to
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
(Third party checks will NOT be            / / BY EXCHANGE: Fund name from which
accepted.)                                                 you are exchanging         _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043    / / BY CONFIRM TRADE ORDER: Trade Order
for your account number                    #                                          _ _ _ _ _ _ _ _ _ _ _ _ _

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------

Distributions will automatically be reinvested in additional shares of the Fund unless you check the box(es) below.

DIVIDENDS AND SHORT-TERM CAPITAL GAINS (CHECK ONE)   / / Reinvest  / / Cash
LONG-TERM CAPITAL GAINS (CHECK ONE)   / / Reinvest  / / Cash

/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

   From _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ To _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Fund Name                                              Fund Name

+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES.
                                Service Options
--------------------------------------------------------------------------------
 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------
This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.

/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.
 7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
--------------------------------------------------------------------------------
/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).

    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)
    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.
  8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
--------------------------------------------------------------------------------
/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another.

     FROM:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)
     TO:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.
  9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
--------------------------------------------------------------------------------
/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):

     BY ACH TO MY BANK ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                                                                                     1 5
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)

  SEND PROCEEDS TO:
  / / Address of record
  / / Special Payee (LIST BELOW)

     INDIVIDUAL OR JOINT ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _         _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
               First Name            Middle Initial            Last Name

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
           Address                           City               State                     Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
--------------------------------------------------------------------------------
Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Name of Institution
My/our Bank account is a:  checking / savings (circle one)

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _       _ _ _ _ _  - _ _ _ _
           Address                           City               State              Zip

_ _ _ _ _ _ _ _ _        _ _ _ _ _ _ _ _ _ _ _ _ _
Bank ABA Routing Number        Bank Account Number
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
   Any joint owner of your bank account who is not a joint owner of your fund account(s) must sign above.

 11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------
/ / I wish to have a duplicate statement sent to the interested party listed below.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Name of Interested Party

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _       _ _ _ _ _  - _ _ _ _
           Address                           City               State              Zip

                                                                   (SEE REVERSE)
 12. PRIVACY POLICY
--------------------------------------------------------------------------------
At Nicholas-Applegate we consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.
In the course of providing our clients with products and services, we may obtain non-public personal information about them. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from client transactions, from client brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our Internet web sites.
We do not disclose any personal or account information provided by our clients or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to our clients' personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide our clients' personal and account information to their brokerage or financial advisory firm and/or to their financial adviser or consultant.
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect rights or property, or upon reasonable request by any mutual fund in which a client has chosen to invest. In addition, we may disclose information about our clients or their accounts to a non-affiliated third party at the client's request or if the client consents in writing to the disclosure.
We may share client information with our affiliates in connection with servicing client accounts or to provide clients with information about products and services that we believe may be of interest. The information we share may include, for example, participation in our mutual funds or other investment programs, ownership of certain types of accounts (such as IRAs), or other data about client accounts. Our affiliates, in turn, are not permitted to share this information with non-affiliated entities, except as required or permitted by law.
We take seriously the obligation to safeguard our clients' non-public personal information. We have implemented procedures designed to restrict access to their non-public personal information to our personnel who need to know that information to provide products or services to our clients. To guard this non-public personal information, physical, electronic, and procedural safeguards are in place.

 13. SIGNATURES
--------------------------------------------------------------------------------
BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:

/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
/ / I understand that the Investment Adviser may pay an annual service fee of up to .25% from its own resources to intermediaries for their efforts and commitment to the Nicholas-Applegate Institutional Funds.
/ / I understand that mutual funds involve risks, including possible loss of principal.
/ / I have received and understand the Privacy Policy of Nicholas-Applegate
    Capital Management and Nicholas-Applegate Securities.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and
3. I am a U.S. person (including a U.S. resident alien).
I agree that neither Nicholas-Applegate Securities, the Trust, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                  _ _  - _ _  - _ _ _ _
      Shareowner, Custodian, Trustee or Authorized Officer                             Date
  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                  _ _  - _ _  - _ _ _ _
     Joint Owner, Custodian, Trustee or Authorized Officer                             Date

F O R  M O R E  I N F O R M A T I O N


More information on the Fund is available free upon request, including the following:


ANNUAL/SEMI-ANNUAL REPORT


Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's
Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)


Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-551-8643

BY MAIL  Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

BY E-MAIL  Send your request to www.nacm.com


ON THE INTERNET Text versions of the Fund's documents can be viewed online or downloaded from:


  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

[NICHOLAS APPLEGATE LOGO -REGISTERED TRADEMARK-]

600 West Broadway
San Diego, CA 92101
800-551-8643
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384


MFPRIQBI702

[NICHOLAS APPLEGATE LOGO-REGISTERED TRADEMARK-]

                         INSTITUTIONAL FUNDS PROSPECTUS

                               RETIREMENT SHARES

------------------------------------


 HIGH QUALITY BOND FUND


 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                 JULY 19, 2002

---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------

A LOOK AT THE FUND'S GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.


                             HIGH QUALITY BOND FUND                            1

--------------------------------------------------------------------------------

POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
REDEEMING SHARES FROM THE FUND.



                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                               3
                              Buying Shares                                    3
                              Exchanging Shares                                4
                              Selling or Redeeming Shares                      4
                              Signature Guarantees                             5



                             YOUR ACCOUNT
                              Transaction Policies                             6
                              Features and Account Policies                    7

--------------------------------------------------------------------------------

FURTHER INFORMATION THAT APPLIES
TO THE FUND.



                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                               8
                              Investment Adviser Compensation                  8
                              Expense Waivers                                  8
                              Multi Class Structure                            8
                              Shareholder Services and
                                Distribution Plans                             8
                              Portfolio Trades                                 8
                              Portfolio Turnover                               8
                              Portfolio Management                             9


--------------------------------------------------------------------------------

                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      10



                             FINANCIAL HIGHLIGHTS                             14


                             FOR MORE INFORMATION                     Back Cover

   HIGH QUALITY BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum total return. In pursuing this goal, the Fund invests primarily in high quality bonds.

The Fund's Investment Advisor seeks to outperform the total return of the Lehman Aggregate Bond Index through an actively managed diversified portfolio of debt securities.


When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest-rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield-to-maturity of the security, and the effect the security will have on a Fund. The Investment Adviser expects a high portfolio turnover rate which can be 400% or more.


[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its net assets in bond of U.S. and foreign corporations and governments. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These bonds are rated in the top two investment grades, or are of comparable quality if unrated. They include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The dollar weighted average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.



The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. For a description of these ratings, see "Bond Quality" beginning on page 12. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / INTEREST RATES--Interest rate risk is the risk that the value of the Fund's investments will go down when interest rates rise. Normally the value of the Fund's investments varies inversely with changes in interest rates so that in periods of rising interest rates, the value of the Fund's portfolio declines.

/ / MATURITY--Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are short-term securities.


/ / CREDIT RISK--Credit risk refers to the risk that an issuer of a bond may default with respect to the payment of principal and interest. The lower a bond is rated, the more it is considered to be a speculative or risky investment.


/ / PREPAYMENT RISK--Prepayment risk is commonly associated with pooled debt securities, such as mortgage-backed securities and asset-backed securities, but may affect other debt securities as well. When the underlying debt obligations are prepaid head of schedule, the return on the security will be lower than expected. Prepayment rates usually increase when interest rates are falling.

/ / INFLATION RISK--There is a possibility that the rising prices of goods and services may have the effect of offsetting the Fund's real return. This is likely to have a greater impact on the returns of bond funds, which historically have had more modest returns in comparison to equity funds.

/ / FOREIGN EXPOSURE--Foreign securities and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. All of these factors can make foreign investments more volatile than U.S. investments.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


See "Principal Strategies, Risks and Other Information" starting on page 10.

2

   HIGH QUALITY BOND FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

96    2.29
97    9.52
98    8.54
99   -0.38
00   10.43
01    5.50

BEST QUARTER:   Q4 '95  +5.50%
WORST QUARTER:  Q1 '96  -3.02%


              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (8/31/95)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                      5.85%     6.79%          7.12%
  AFTER TAXES ON
  DISTRIBUTIONS                     3.11      3.88           4.23
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                    3.55      4.00           4.27
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                  8.63      7.57           7.32
  LEHMAN AGGREGATE BOND



THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS 2.23%.

INDEX: THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LEHMNAN AGGREGATE BOND) IS COMPOSED OF SECURITIES FROM LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND ASSET-BACKED SECURITIES INDEX. THE INDEX IS UNMANAGED.

AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


THE FUND COMMENCED INVESTMENT OPERATIONS ON AUGUST 31, 1995, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER-SERVICING FEE OF 0.25%. HISTORICAL PERFORMANCE RETURNS OF THE
CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO
CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER. THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.


THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.45%
--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%
--------------------------------------------------------
Other expenses                               0.77%
--------------------------------------------------------
Total annual fund operating expenses         1.22%
--------------------------------------------------------
Recoupment of fund expenses                 (0.51)%
--------------------------------------------------------
NET EXPENSES                                 0.71%


+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 8.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD SHOWN, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $75               $350              $654             $1,558

   SIMPLIFIED ACCOUNT INFORMATION


                                                                  OPENING AN ACCOUNT
   FOR THIS TYPE OF ACCOUNT                REGULAR INVESTMENT              PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
-----------------------------------------------------------------------------------------------------------------------
      This is the minimum
      initial investment                        $250,000                   Contact your plan administrator or sponsor.
-----------------------------------------------------------------------------------------------------------------------
       Use this type of
          application                                     New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------------------
       Before completing           The Fund offers a variety of features, which are described in the "Your Account"
        the application         section of this prospectus. Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------
        Completing the               If you need assistance, contact your financial representative, or call us at
          application                                              (800) 551-8043.
-----------------------------------------------------------------------------------------------------------------------
  If you are a participant in      Make purchases through your plan administrator or sponsor, who is responsible for
  a qualified retirement plan                                    transmitting orders.
-----------------------------------------------------------------------------------------------------------------------
                                    Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
   If you are sending money     PO BOX 8326, BOSTON, MA 02266-8326. Send private courier or overnight delivery service
           by CHECK               to: Boston Financial Services, c/o Nicholas-Applegate, 66 Brooks Drive, Braintree,
                                                MA 02184. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------
                                 Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number with the Trust by sending a completed application
   If you are sending money       to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326. To
      by BANK WIRE or ACH          receive your account number, contact your financial representative or call us at
                                                                   (800) 551-8043.


                                                                     BUYING SHARES
   FOR THIS TYPE OF ACCOUNT                REGULAR INVESTMENT              PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
-----------------------------------------------------------------------------------------------------------------------
                                     The Trust is generally open on days that the New York Stock Exchange is open.
  The price you will receive               All transactions received in good order before the market closes
                                               (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------
  If you are a participant in                 Make purchases through your plan administrator or sponsor,
  a qualified retirement plan                         who is responsible for transmitting orders.
-----------------------------------------------------------------------------------------------------------------------
                                             Instruct your bank to wire the amount you wish to invest to:
                                                     STATE STREET BANK & TRUST CO.--ABA #011000028
   If you are sending money                                         DDA #9904-645-0
         by BANK WIRE                                    STATE STREET BOS, ATTN: MUTUAL FUNDS
                                     CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------
                                Callyour bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate
   If you are sending money     sections when opening an account, contact your financial representative, or call us at
            by ACH              (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at
                                                                   (800) 551-8043.

4

   SIMPLIFIED ACCOUNT INFORMATION

                                                                 EXCHANGING SHARES
   FOR THIS TYPE OF ACCOUNT                REGULAR INVESTMENT            PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
-------------------------------------------------------------------------------------------------------------------
 This is the minimum exchange                                               Contact your plan administrator or
 amount to open a new account                   $250,000                                 sponsor.
-------------------------------------------------------------------------------------------------------------------
                                        The Trust is open on days that the New York Stock Exchange is open.
                                          All transactions received in good order before the market closes
  The price you will receive       (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.
-------------------------------------------------------------------------------------------------------------------
  If you are a participant in                Make exchanges through your plan administrator or sponsor,
  a qualified retirement plan                       who is responsible for transmitting orders.
-------------------------------------------------------------------------------------------------------------------
                                  The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
    Things you should know         equal to or greater than the Fund's minimum account size (see the "Opening an
                                  Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.
-------------------------------------------------------------------------------------------------------------------
                                   Contact your financial representative, or call us at (800) 551-8043. The Trust
       How to request an         will accept a request by phone if this feature was previously established on your
       exchange by PHONE                  account. See the "Your Account" section for further information.
-------------------------------------------------------------------------------------------------------------------
                                  Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or
       How to request an           dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail
       exchange by MAIL           this request to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA
                                                                    02266-8326.

                                                           SELLING OR REDEEMING SHARES
                                               IN WRITING                               BY PHONE
                                  -----------------------------------------------------------------------------
                                                                          Selling shares by phone is a service
                                                                           option which must be established on
                                                                         your account prior to making a request.
                                                                           See the "Your Account" section, or
                                                                         contact your financial representative,
                                     Certain requests may require a      or call the Trust at (800) 551-8043 for
    Things you should know          SIGNATURE GUARANTEE. See the next    further information. The maximum amount
                                  section for further information. You      which may be requested by phone,
                                 may sell up to the full account value.  regardless of account size, is $50,000.
                                                                            Amounts greater than that must be
                                                                          requested in writing. If you wish to
                                                                          receive your monies by bank wire, the
                                                                               minimum request is $5,000.
----------------------------------------------------------------------------------------------------------------
                                       If you purchased shares through a financial representative or plan administrator/ sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

                                                           SELLING OR REDEEMING SHARES
                                               IN WRITING                               BY PHONE
                                  -----------------------------------------------------------------------------
                                       The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive            All transactions received in good order before the market closes
                                            (normally 4:00 p.m. Eastern time) receive that day's NAV.
----------------------------------------------------------------------------------------------------------------
  If you are a participant in                     Make sales through your plan administrator or
  a qualified retirement plan                 sponsor, who is responsible for transmitting orders.
----------------------------------------------------------------------------------------------------------------
                                   Please put your request in writing,
                                   including: the name of the account
                                 owners, account number and Fund you are
                                 redeeming from, and the share or dollar Contact your financial representative,
                                 amount you wish to sell, signed by all     or call us at (800) 551-8043. The
    If you want to receive        account owners. Mail this request to:   proceeds will be sent to the existing
   your monies by BANK WIRE      NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,     bank wire address listed on the
                                 PO BOX 8326, BOSTON, MA 02266-8326. The                account.
                                  proceeds will be sent to the existing
                                     bank wire address listed on the
                                                account.
----------------------------------------------------------------------------------------------------------------
                                                                         Contact your financial representative,
                                                                            or call us at (800) 551-8043. The
                                                                           proceeds will be sent in accordance
    If you want to receive         Please call us at (800) 551-8043.      with the existing ACH instructions on
      your monies by ACH                                                    the account and will generally be
                                                                         received at your bank two business days
                                                                             after your request is received.
----------------------------------------------------------------------------------------------------------------
                                   The Trust intends to pay in cash for all shares of a Fund redeemed, but the
                                 Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the trust makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to
      Redemption in Kind            cash. However, the Trust has elected to be governed by the provisions of
                                 Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                                                     SIGNATURE GUARANTEES
                                    A signature guarantee from a financial institution is
                                    required to verify the authenticity of an individual's
         A definition                signature. It can usually be obtained from a broker,
                                         commercial or savings bank, or credit union.
---------------------------------------------------------------------------------------------
                                    A signature guarantee is needed when making a written
                                              request for the following reasons:
                                      1. When selling more than $50,000 worth of shares;
                                   2. When you want a check or bank wire sent to a name or
                                                           address
       When you need one                 that is not currently listed on the account;
                                      3. To sell shares from an account controlled by a
                                                         corporation,
                                             partnership, trust or fiduciary; or
                                   4. If your address was changed within the last 60 days.

6

   YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an account for single and omnibus accounts is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. The Funds may only accept orders for shares in states where they are legally able to offer shares.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.


Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.



NAV is based on the market value of the securities in the Fund's portfolio. If the methods utilized by the Investment Adviser to value the Fund's portfolio securities do not accurately reflect current market value, portfolio securities are valued at fair value as determined in good faith by or under policies established by the Trust's Board of Trustees.


BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.


EXECUTION OF REQUESTS. The Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund has the right to refuse any purchase order.



The Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.



In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.



PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Fund just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid out the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section following, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.


EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class. To protect the interests of other investors in a Fund, the Trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market-timing strategies that adversely affect the Fund. Guidelines for exchanges are available from the Distributor upon request. The Trust may also refuse any exchange order.


REDEMPTIONS IN KIND. When the Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.



TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, the Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS. The Fund generally distributes most or all of its net earnings in the form of dividends. The Fund pays dividends of net investment income quarterly.


Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.


TAXABILITY OF DIVIDENDS. Dividends you receive from the Fund, whether reinvested or taken as cash, are generally taxable. Dividends from the Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.


Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than the Fund minimum (see "Buying Shares" on page 17), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.


AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in the Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.



CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Nicholas-Applegate Institutional Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

8

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER


Investment decisions for the Funds are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Founded in 1984, the Investment Adviser currently manages approximately
$25.5 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.


Criterion Investment Management LLC ("Criterion") serves as sub-adviser to the Fund. Organized in April 1999, Criterion is registered under the Investment Advisers Act of 1940. Its principal address is 1990 Post Oak Boulevard, Houston, Texas 77056. Criterion previously was the fixed income asset management division of the Investment Adviser and now provides investment advice to the Fund and approximately 80 other separate institutional clients with approximately $9 billion in assets under management.


INVESTMENT ADVISER COMPENSATION


The Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. The Fund pays an advisory fee monthly at the following annual rates of its average net assets:



                        0.45% on the first $500 million
                         0.40% on the next $500 million
                 0.35% on net assets in excess of $750 million



EXPENSE WAIVERS



The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Fund so that total operating expenses, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 0.70% through March 31, 2003. In subsequent years, overall operating expenses for the Fund will not fall below the percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as the Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the percentage limitation.


MULTI CLASS STRUCTURE


The Fund also offers Class I Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.


SHAREHOLDER SERVICES AND
DISTRIBUTION PLANS


The Fund has entered into a Shareholder Services Agreement with the Distributor under which the Fund will reimburse the Distributor up to 0.25% of the average daily assets of the Fund to pay financial institutions for certain personal services for shareholders and for the maintenance of shareholder accounts.



The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class R Shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time by the Distributor. The Fund has no current intention to activate the 12b-1 Plan. Shareholders will be given a 60 day notice upon the Fund's determination to activate the Plan.



In addition, the Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by the Fund. Contact the Investment Adviser for more information.


PORTFOLIO TRADES


The Investment Adviser and Sub-Adviser are responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser and Sub-Adviser believe no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.


PORTFOLIO TURNOVER


To the extent that the Fund's portfolio securities are actively traded in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 400% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.


PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management.


PORTFOLIO TEAMS



HORACIO A. VALEIRAS, CFA



CHIEF INVESTMENT OFFICER



Since 2002 responsible for management of all investment and trading functions;
    15 years of prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherrerd; and Credit Suisse First Boston



M.B.A.--University of California, Berkley; S.M.--Massachusetts Institute of
    Technology; B.S.--Virginia Tech



FIXED INCOME--SUB ADVISORY MANAGEMENT TEAM



FRED S. ROBERTSON, III



CHIEF INVESTMENT OFFICER--CRITERION ASSET MANAGEMENT



Since 1995; 22 years prior investment management experience with Criterion
    Investment Management Company and DuPont Chemical Pension Fund



M.B.A.--College of William and Mary; B.S.--Cornell University



JAMES E. KELLERMAN



PORTFOLIO MANAGER



Since 1995; 20 years prior investment management experience with Criterion
    Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.



M.B.A.--St. John's University; B.B.A.--Susquehanna University



MALCOM S. DAY, CFA



PORTFOLIO MANAGER



Since 1995; 3 years prior investment management experience with Payden & Rygel



M.B.A.--University of California, Los Angeles; B.S.--Northern University



SUSAN MALONE



PORTFOLIO MANAGER



Since 1996; 7 years prior investment management experience with BEA Associates



M.B.A.--New York University; B.S.--Carnegie Mellon University

10

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION


MORE ABOUT THE FUND



The Fund's goal and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, the Fund's investment strategy may be changed without shareholder approval. There can, of course, be no assurance that the Fund will achieve its investment goal.



Please note that the Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser and Sub-Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.


INTERNATIONAL INVESTMENT RISK AND CONSIDERATIONS


FOREIGN SECURITIES. The Fund may invest in foreign securities as a non-principal strategy.



CURRENCY FLUCTUATIONS. When the Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Fund's investments. Also, the Fund may incur costs when converting from one currency to another.



SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Fund may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Fund invests.



The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Fund.


INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.


DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of the Fund to buy and sell securities at the desired price and time.



Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Fund are not fully invested, or could result in the Fund being unable to sell a security in a falling market.


CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES' RISKS


The Fund invests in debt securities as a principal strategy. The debt securities in which the Fund invests may be of any maturity. Fixed income securities are subject to the following risks:


MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

BELOW INVESTMENT GRADE BOND RISKS


The Fund may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.


Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securites, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.


In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Fund may at times experience difficulty in liquidating its investments at the desired times and prices.


TEMPORARY INVESTMENTS AND RISKS


The Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other market conditions call for a temporary defensive posture. Such a defensive posture may result in the Fund failing to achieve its investment objective.

12

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

14

   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by Ernst & Young LLP with respect to the fiscal year ended March 31, 2002, March 31, 2001 and as of March 31, 2000. Please read in conjnunction with the Trust's 2002 Annual Report which is available upon request.



                                                                           DISTRIBUTIONS FROM:
                                                                        -------------------------
                           NET ASSET        NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(1)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING

HIGH QUALITY BOND
  For the year ended
  03/31/02                  $12.75         $0.76            $(0.47)       $(0.29)      $(0.13)      $12.21
  For the year ended
  03/31/01                   12.12          0.81              0.57          1.38           --        12.75
  06/1/99 (commenced) to
  03/31/00                   12.66          0.65             (0.51)         0.14           --        12.12



------------------------------------------------

 (1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
 (2)  Total returns are not annualized for periods less than one year.
 (3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
 (4) This calculation includes expenses not part of the expense reimbursement calculation

 See Accompanying Notes to Financial Statements.

                                                  RATIOS TO AVERAGE NET ASSETS(3)
                                      -------------------------------------------------------   FUND'S
                                           NET                      EXPENSE                    PORTFOLIO  NET ASSETS
                             TOTAL     INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET      TURNOVER     ENDING
                           RETURN(2)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES(4)    RATE     (IN 000'S)

HIGH QUALITY BOND
  For the year ended
  03/31/02                    2.32%         6.06%      1.22%           (0.51%)        0.71%        482%    $ 7,276
  For the year ended
  03/31/01                   11.78%         6.58%      1.45%           (0.73%)        0.72%        992%      5,043
  06/1/99 (commenced) to
  03/31/00                    1.20%         6.47%      1.39%           (0.69%)        0.70%        162%      2,810


------------------------------------------------

[NICHOLAS APPLEGATE LOGO-REGISTERED TRADEMARK-]
      NEW ACCOUNT FORM (NON-IRA)

HIGH QUALITY BOND FUND R(1217)
RETIREMENT SHARES
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.


MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043

OVERNIGHT TO:
Boston Financial Data Services
c/o Nicholas-Applegate
66 Brooks Drive
Braintree, MA 02184

 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/ UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
                 _ _         _ _  -  _ _  - _ _                              _ _ _  - _ _  - _ _ _ _
        Minor's State of Residence Minor's Date of Birth                     Minor's Social Security Number

   / /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                           Name of Trust, Corporation or Other Entity
                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                         _ _  - _ _  - _ _ _ _
                                  Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                          _ _  - _ _ _ _ _ _ _
                                    Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City                                State            Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:
/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund. See prospectus for investment minimums.
Total Dollars Invested $
------------------ ($250,000 minimum per fund)

 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------

/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS                                / / BY EXCHANGE: Fund name from which
(Third party checks will NOT be accepted.)                         you are exchanging                 _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #          _ _ _ _ _ _ _ _ _ _ _ _ _

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------

Distributions will automatically be reinvested in additional shares of the Fund unless you check the box(es) below.

DIVIDENDS AND SHORT-TERM CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash
LONG-TERM CAPITAL GAINS (CHECK ONE)   / / Reinvest  / / Cash

/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

   From _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ To _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Fund Name                                              Fund Name

+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES.
                                SERVICE OPTIONS
--------------------------------------------------------------------------------
 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------
This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.

/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.
 7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
--------------------------------------------------------------------------------
/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).

    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)
    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.
  8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
--------------------------------------------------------------------------------
/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another.

     FROM:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)
     TO:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.
  9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
--------------------------------------------------------------------------------
/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):

     BY ACH TO MY BANK ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _              15
                                                                                     _ _      _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)

  SEND PROCEEDS TO:
  / / Address of record
  / / Special Payee (LIST BELOW)

     INDIVIDUAL OR JOINT ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _        _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
               First Name           Middle Initial           Last Name

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
           Address                           City               State                     Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
--------------------------------------------------------------------------------
Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Name of Institution
My/our Bank account is a:  checking / savings (circle one)

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _        _ _ _ _ _  - _ _ _ _
           Address                           City               State               Zip

_ _ _ _ _ _ _ _ _        _ _ _ _ _ _ _ _ _ _ _ _ _
Bank ABA Routing Number        Bank Account Number
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.
 11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------
/ / I wish to have a duplicate statement sent to the interested party listed below.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Name of Interested Party

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State               Zip

                                                                   (SEE REVERSE)
 12. DEALER INFORMATION
--------------------------------------------------------------------------------
HOME OFFICE INFORMATION (TO BE COMPLETED BY INVESTMENT REPRESENTATIVE)

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _                  _ _ _  - _ _ _  - _ _ _ _
Dealer Name and Number (IF
KNOWN)                          Area Code          Phone

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _                        _ _ _ _ _  - _ _ _ _
Home Office Address                          City               State                     Zip

BRANCH OFFICE INFORMATION

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _                  _ _ _  - _ _ _  - _ _ _ _
Branch Office Number            Area Code          Phone

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _                        _ _ _ _ _  - _ _ _ _
Branch Office Address                        City               State                     Zip

REPRESENTATIVE INFORMATION

             _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                            _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                 Representative's Name                                   Representative's Number

  13. PRIVACY POLICY
--------------------------------------------------------------------------------

At Nicholas-Applegate we consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

In the course of providing our clients with products and services, we may obtain non-public personal information about them. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from client transactions, from client brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our Internet web sites.

We do not disclose any personal or account information provided by our clients or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to our clients' personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide our clients' personal and account information to their brokerage or financial advisory firm and/or to their financial adviser or consultant.

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect rights or property, or upon reasonable request by any mutual fund in which a client has chosen to invest. In addition, we may disclose information about our clients or their accounts to a non-affiliated third party at the client's request or if the client consents in writing to the disclosure.

We may share client information with our affiliates in connection with servicing client accounts or to provide clients with information about products and services that we believe may be of interest. The information we share may include, for example, participation in our mutual funds or other investment programs, ownership of certain types of accounts (such as IRAs), or other data about client accounts. Our affiliates, in turn, are not permitted to share this information with non-affiliated entities, except as required or permitted by law.

We take seriously the obligation to safeguard our clients' non-public personal information. We have implemented procedures designed to restrict access to their non-public personal information to our personnel who need to know that information to provide products or services to our clients. To guard this non-public personal information, physical, electronic, and procedural safeguards are in place.

 14. SIGNATURES
--------------------------------------------------------------------------------
BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:
/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
/ / I understand that the Investment Adviser may pay an annual service fee of up to .25% from its own resources to intermediaries for their efforts and commitment to the Nicholas-Applegate Institutional Funds.
/ / I understand that mutual funds involve risks, including possible loss of principal.
/ / I have received and understand the Privacy Policy of Nicholas-Applegate
    Capital Management and Nicholas-Applegate Securities.

I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service
   (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and
3. I am a U.S. person (including a U.S. resident alien).
I agree that neither Nicholas-Applegate Securities, the Trust, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                         _ _  - _ _  - _ _ _ _
      Shareowner, Custodian, Trustee or Authorized Officer                             Date
  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                         _ _  - _ _  - _ _ _ _
     Joint Owner, Custodian, Trustee or Authorized Officer                             Date

F O R  M O R E  I N F O R M A T I O N


More information on the Fund is available free upon request, including the following:


ANNUAL/SEMI-ANNUAL REPORT


Describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's
Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-551-8643

BY MAIL  Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

BY E-MAIL  Send your request to www.nacm.com


ON THE INTERNET Text versions of the Fund's documents can be viewed online or downloaded from:


  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

[NICHOLAS APPLEGATE LOGO-REGISTERED TRADEMARK-]

600 West Broadway
San Diego, CA 92101
800-551-8643
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384


MFPRHQBR702

          Nicholas-Applegate-Registered Trademark- Institutional Funds
                             High Quality Bond Fund
                      Institutional and Retirement Shares
                         600 West Broadway, 30th Floor
                          San Diego, California 92101
                                 (800) 551-8643



                      STATEMENT OF ADDITIONAL INFORMATION
                                 July 19, 2002



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Fund's prospectuses dated July 19, 2002. This SAI incorporates by reference the Fund's Annual Report dated March 31, 2002. Obtain the prospectus or the Annual Report without charge by calling 800-551-8643.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
Organization................................................     B-2
Investment Objectives, Policies and Associated Risk
  Factors...................................................     B-2
Investment Restrictions.....................................    B-14
Principal Holders of Securities.............................    B-16
Trustees and Principal Officers.............................    B-17
Investment Adviser..........................................    B-20
Custodian, Fund Accounting Agent and Administrators.........    B-22
Transfer and Dividend Disbursing Agent, Legal Counsel and
  Independent Auditors......................................    B-22
Distributor.................................................    B-23
Shareholder Service Plan....................................    B-23
Distribution Plan...........................................    B-24
Portfolio Transactions and Brokerage........................    B-25
Purchase and Redemption of Fund Shares......................    B-26
Shareholder Services........................................    B-27
Net Asset Value.............................................    B-27
Dividends, Distributions and Taxes..........................    B-29
Performance Information.....................................    B-32
Miscellaneous...............................................    B-35
Appendix A..................................................     A-1

                                  ORGANIZATION


    Nicholas-Applegate Institutional Funds (the "Trust") is an open-end management investment company currently offering a number of separate portfolios (each a "Fund" and collectively the "Funds"). This Statement of Additional Information contains information regarding the Institutional and Retirement shares of the High Quality Bond Fund. The Trust was organized in December 1992 as a business trust under the laws of Delaware.


    Prior to July 24, 1998, the Nicholas-Applegate mutual fund complex was organized in a "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Institutional Funds. On July 24, 1998, the shareholders of the Nicholas-Applegate Mutual Funds approved a plan that reorganized the "master-feeder" arrangement into a multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares through multiple distribution channels. At the same time the Trust was liquidated.

    In May 1999, the Trust was reactivated and renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds ("NAMF"). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a table exchange and a commencement of operations of those Funds.

    The investment objectives, policies and limitations of the Funds of the Trust were identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares.

          INVESTMENT OBJECTIVES, POLICIES AND ASSOCIATED RISK FACTORS

INVESTMENT OBJECTIVES


    The investment objective of the Fund is described in the Prospectus. There can, of course be no assurance that the Fund will achieve its investment objective.


INVESTMENT POLICIES AND ASSOCIATED RISK FACTORS

    The following supplements the discussion of the various investment strategies and techniques employed by the Funds as set forth in the Prospectuses.

EQUITY SECURITIES:

    COMMON STOCK is the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earning and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

    WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

    DEPOSITORY RECEIPTS are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underling security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.

    CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

    Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

    The Funds treat convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

FIXED INCOME SECURITIES:

    CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

    ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

    There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs, and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

    COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The sort maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

    BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars are issued by U.S. branches of foreign banks are referred to as Yankee instruments.

    DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

    GOVERNMENT OBLIGATIONS include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurances can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

    VARIABLE AND FLOATING RATE INSTRUMENTS are generally not rated by credited rating agencies; however, the Investment Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

    ASSET BACKED SECURITIES are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

FOREIGN SECURITIES:

    Foreign securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the United States. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to country risk and currency risks. Trading in certain foreign markets is also subject to liquidity risks.

    FOREIGN EXCHANGE CONTRACTS are used by a Fund to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars ("spot currency trades"). A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risk.

    FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

    Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including guasi-governmental agencies.

    EURODOLLAR CONVERTIBLE SECURITIES are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside the United States. Each Fund may invest without limitation in Eurodollar convertible securities, subject to its investment policies and restrictions, that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.

    EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from may countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.

               RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES


    The Fund may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to enhance return. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of foreign currency forward contracts, options, futures contracts and options thereon. The Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, the Fund may use them to the extent consistent with its investment objectives and polices.

    RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. The Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the Investment Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risk inherent in the use of options, foreign currency and futures contracts and options on futures contracts include
(1) dependence on the Investment Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time;
(5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible liability of a Fund to purchase or sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate assets in connection with hedging transactions.


DERIVATIVES:


    SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by Standard and Poor's.


OPTIONS AND FUTURES:

    OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium", from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.


    The Fund may:


    - Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.

    - Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.


    - Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

    STOCK INDEX OPTIONS. The Fund may also purchase put and call options with respect to U.S. and global stock indices. The Fund may purchase such options as a hedge against changes in the values of portfolio securities or securities which they intend to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.



    The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.



    Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchases put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.



    FOREIGN CURRENCY OPTIONS. The Fund may buy or sell put and call options on foreign currencies. A put or call option on foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. Foreign currency options are used separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price of an in-the-money strike prices. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.



    As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.



    FORWARD CURRENCY CONTRACTS. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

    FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts". Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.


    The Fund may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.



    INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. The Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures markets, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.



    The sale of an interest rate or financial future sale by the Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by the Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.



    Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. The Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.



    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase options on the futures contracts it can purchase or sell, as describe above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell
(put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.



    Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the contract will note be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).



    Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contact will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).



    RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the security being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.



    When contracts are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.



    Although the Fund intends to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


    Successful use of futures by the Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.


    In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS


    Excepts as described below under "Non Hedging Strategic Transactions", the Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.



    Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.



    These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.


INTEREST RATE AND CURRENCY SWAPS:


    For hedging purposes, the Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in the exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.


    CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); and exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.


    SWAP OPTIONS. The Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.



    RISKS ASSOCIATED WITH SWAPS. In connection with swap transactions, the Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactional only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.



    The Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account of the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.



    The Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).


                              SPECIAL TRANSACTIONS


    TEMPORARY INVESTMENTS. The Fund may temporarily depart from their principal investment strategies in response to adverse market, economic, political or other conditions by investing their assets in cash, cash items, and short-term, higher quality debt securities. The Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A defensive posture taken by the Fund may result in the Fund failing to achieve its investment objective.


    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

                       NON-HEDGING STRATEGIC TRANSACTIONS


    The Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Restrictions on the Use of Futures Contracts and Related Options" and "Interest Rate and Currency Swaps."


    REPURCHASE AGREEMENTS are agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Pursuant to such agreements, the Fund acquires securities from financial institutions as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.


    The Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Investment Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.



    REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements, which involve the sale of a security to a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with its custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the Investment Company Act, these agreements may be considered borrowings by the Fund, an are subject to the percentage limitations on borrowings describe below. The agreements are subject to the same types of risks as borrowings.



    WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.



    The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 15% of the value of its net assets.



    When the Fund engages in when-issued, forward commitments and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.



    BORROWING. The Fund may borrow money through lines of credit, reverse repurchase agreements, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.



    The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting form a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


    ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund night be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

                                DIVERSIFICATION


    The Fund is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by:
(1) cash and cash items, Government securities and securities of other investment companies; and (2) other securities except that the Fund may not invest more than 5% of its total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer.


                            INVESTMENT RESTRICTIONS


    The Trust, on behalf of the Fund, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the Fund (as defined in the Investment Company Act).


    All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.


    The investment objective of the Fund is a fundamental policy. In addition, the Fund may not:



     1. invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies or instrumentalities.



     2. purchase more than 10% of the outstanding voting securities, or of any class of securities, or any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.



     3. invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by the Fund in securities of the U.S. Government or its agencies and instrumentalities.



     4. May purchase or sell real estate. However, the Fund may invest in securities secured by, or issued by companies that invest in, real estate or interest in real estate.



     5. May make commercial loans of money, except that the Fund may purchase debt instruments and certificates of deposit and enter into repurchase agreements. The Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.



     6. borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, the Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

     7. pledge or in any way transfer as security from indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Fund from engaging in options, futures and foreign currency transactions.



     8. underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.



     9. invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid.



    10. purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.



    11. engage in short sales except that the Fund may use such short-term credits as are necessary for the clearance of transactions.



    12. invest in securities of other investment companies, except (a) that the Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund;
        (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.



    13. issue senior securities, except that the Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Fund from engaging in short sales, options, futures and foreign currency transactions.



    14. enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.



    15. purchase or write options on securities, except for hedging purposes.

                             OPERATING RESTRICTIONS


    As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, the Fund may not:



     1. invest in interest in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although the Fund may invest in the securities of companies which invest in or sponsor such programs.



     2. lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.


                        PRINCIPAL HOLDERS OF SECURITIES


    As of June 30, 2002 the following persons held of record more than 5% of the outstanding shares of the Funds:



    High Quality Bond Fund Class I--Charles Schwab & Co. Inc, 101 Montgomery Street, 11th Floor, San Francisco, CA 94104-4122 (37.37%); Cenco, P.O. Box 10566, Birmingham, AL 35296-0566 (25.67%); PGA Tour Employees Retirement Plan, 100 PGA Tour Blvd., Ponte Verdra, FL 32082-3046 (19.58%); Baker Botts, LLP, 910 Louisiana Street, Houston, TX 77002-4916 (7.27%).



    High Quality Bond Fund Class R--Mellon Bank, Agent for Omnibus, 135 Santilli Hwy, Everett, MA 02149-1906 (53.26%); CNA Trust Corp Trustee FBO Southeastern Iron Workers Annuity Plan, P.O. Box 5024, Costa Mesa, CA 92628-5024 (44.06%).

                        TRUSTEES AND PRINCIPAL OFFICERS


    The business of the Fund is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth in the following tables. Three of the officers and one Trustee of the Trust are also officers of the Investment Adviser, or officers of the Funds' Distributor, Nicholas-Applegate Securities. Trustees who are not deemed to be "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act") are referred to as "Independent Trustees". Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees". "Fund Complex" consists of the Funds and any other investment companies managed by Nicholas-Applegate Capital Management.


    The names, addresses and ages of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below.

                                                                                       NUMBER OF
                                           TERM OF                                    PORTFOLIOS
                                         OFFICE AND                                     IN FUND
                           POSITION(S)    LENGTH OF             PRINCIPAL               COMPLEX
                            HELD WITH       TIME           OCCUPATION(S) DURING       OVERSEEN BY
NAME, ADDRESS(1) AND AGE      FUND        SERVED(2)            PAST 5 YEARS             TRUSTEE
-------------------------  -----------   -----------   ----------------------------   -----------
DISINTERESTED TRUSTEES:
WALTER E. AUCH (80)        Trustee       Since May     Retired; prior thereto,            19
                                         1999          Chairman and CEO of Chicago
                                                       Board of Options Exchange
                                                       (1979-1986)
DARLENE DEREMER (46)       Trustee       Since May     Managing Director, NewRiver        19
                                         1999          E-Business Advisory Services
                                                       Division; Prior to,
                                                       President and Founder,
                                                       DeRemer Associates, a
                                                       strategic and marketing
                                                       consulting firm for the
                                                       financial services industry
                                                       (since 1987); Vice President
                                                       and Director, Asset
                                                       Management Division, State
                                                       Street Bank and Trust
                                                       Company, now referred to as
                                                       State Street Global
                                                       Advisers, (1982-1987); Vice
                                                       President, T. Rowe Price &
                                                       Associates (1979-1982);
                                                       Member, Boston Club (since
                                                       1998); Member, Financial
                                                       Women's Association Advisory
                                                       Board (since 1995); Founder,
                                                       Mutual Fund Cafe Website


                                   OTHER DIRECTORSHIPS
NAME, ADDRESS(1) AND AGE             HELD BY TRUSTEE
-------------------------  -----------------------------------
DISINTERESTED TRUSTEES:
WALTER E. AUCH (80)        Trustee, Brinson Relationship Funds
                           (since 1994) and Brinson
                           Supplementary Trust (since 1997);
                           Director, Thompson Asset Management
                           Corp (since 1987); Director, Smith
                           Barney Trak Fund (since 1992) and
                           Smith Barney Advisors (since 1992);
                           Director, PIMCO Advisors L.P (since
                           1994); Director, Banyon Realty
                           Trust (since 1988), Banyon Mortgage
                           Investment Fund (since 1989) and
                           Banyon Land Fund II (since 1988);
                           Director, Express America Holdings
                           Corp (since 1992); Director, Legend
                           Properties, Inc. (since 1987);
                           Director, Senele Group (since
                           1988); Director, Fort Dearborn
                           Income Securities, Inc.
                           (1987-1995); Trustee, Nicholas-
                           Applegate Mutual Funds (1994-1999);
                           Director, Geotek Industries, Inc.
                           (1987-1998).
DARLENE DEREMER (46)       Founding Member and Director,
                           National Defined Contribution
                           Council (since 1997); Trustee,
                           Boston Alzheimer's Association
                           (since 1998); Director, King's Wood
                           Montessori School (since 1995);
                           Editorial Board, National
                           Association of Variable Annuities
                           since 1997); Director, Nicholas-
                           Applegate Strategic Opportunities,
                           Ltd. (1994-1997); Trustee,
                           Nicholas-Applegate Mutual Funds
                           (1994-1999); Director, Jurika &
                           Voyles Fund Group (since
                           1994-2000);

                                                                                       NUMBER OF
                                           TERM OF                                    PORTFOLIOS
                                         OFFICE AND                                     IN FUND
                           POSITION(S)    LENGTH OF             PRINCIPAL               COMPLEX
                            HELD WITH       TIME           OCCUPATION(S) DURING       OVERSEEN BY
NAME, ADDRESS(1) AND AGE      FUND        SERVED(2)            PAST 5 YEARS             TRUSTEE
-------------------------  -----------   -----------   ----------------------------   -----------
GEORGE F. KEANE (72)       Trustee       Since May     Consultant, Associated             19
                                         1999          Energy Managers (since
                                                       1994); Prior to, President
                                                       Emeritus and founding Chief
                                                       Executive Officer, The
                                                       Common Fund (1971-1992); and
                                                       Endowment Advisors
                                                       (1987-1992) (organizations
                                                       that provide investment
                                                       management programs for
                                                       colleges and universities);
                                                       Member, Investment Advisory
                                                       Committee, New York State
                                                       Common Retirement Fund
                                                       (since 1982)
INTERESTED TRUSTEES:
E. BLAKE MOORE, JR. (44)   Trustee,      Since         Managing General Counsel,          20(3)
                           Chairman of   April 2002    Nicholas-Applegate Capital
                           the                         Management LLC, Nicholas-
                           Trust &                     Applegate Securities LLC,
                           President                   Nicholas-Applegate Holdings
                                                       LLC and Nicholas-Applegate
                                                       Securities International LDC
                                                       (Since 1995).
PRINCIPAL OFFICERS
CHARLES H. FIELD, JR.      Secretary     Since May     Deputy General Counsel,            19
  (46)                                   2001          Nicholas-Applegate Capital
                                                       Management (Since 1996).
C. WILLIAM MAHER (41)      Treasurer     Since May     Managing Chief Financial           19
                                         1999          Officer, Nicholas-Applegate
                                                       Capital Management,
                                                       Nicholas-Applegate
                                                       Securities, (Since 1998);
                                                       Co-Managing Chief Financial
                                                       Officer Nicholas-Applegate
                                                       Holdings LLC (Since 2001).
                                                       Formerly Chief Financial
                                                       Officer, Mitchell Hutchins
                                                       Asset Management, Inc.
                                                       (1990-1998).


                                   OTHER DIRECTORSHIPS
NAME, ADDRESS(1) AND AGE             HELD BY TRUSTEE
-------------------------  -----------------------------------
GEORGE F. KEANE (72)       Director, Bramwell Funds (since
                           1994); Director, Longview Oil &
                           Gas (since 2000); Director,
                           Security Capital U.S. Real Estate
                           (since 1997); Director, The
                           Universal Bond Fund (since 1997);
                           Director, Universal Stainless &
                           Alloy Products Inc. (1994-2000);
                           Director, United Water Services and
                           affiliated companies (1996-2000);
                           Director, and former Chairman of
                           the Board, Trigen Energy
                           Corporation (1994-2000); Trustee,
                           Nicholas- Applegate Mutual Funds
                           (1994-1999).
INTERESTED TRUSTEES:
E. BLAKE MOORE, JR. (44)   Director, Nicholas-Applegate
                           Southeast Asia Fund (Since 2000).
PRINCIPAL OFFICERS
CHARLES H. FIELD, JR.      Director, Nicholas-Applegate U.S.
  (46)                     Growth Equity Fund (Since 1996);
                           Director, Nicholas-Applegate
                           Southeast Asia Fund (Since 1999).
                           Director, Nicholas-Applegate
                           Strategic Opportunities Fund, LLC
                           (1996-2000).
C. WILLIAM MAHER (41)      NA

------------------------------
(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
    Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

(3) Mr. Moore is also the President and Chairman of Nicholas-Applegate Fund, Inc. a registered investment company with one portfolio.

    Each Trustee of the Trust that is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $24,000 for services rendered as a Trustee of the Trust, $1,500 for each meeting attended ($500 per Committee meeting and $1,500 per in person special meeting attended. Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.


    The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 2002, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934): the Trust has no retirement or pension plan for its Trustees.

                            AGGREGATE      PENSION OR RETIREMENT        ESTIMATED        TOTAL COMPENSATION
                           COMPENSATION   BENEFITS ACCRUED AS PART   ANNUAL BENEFITS    FROM TRUST AND TRUST
NAME                        FROM TRUST       OF TRUST EXPENSES       UPON RETIREMENT   COMPLEX PAID TO TRUSTEE
-------------------------  ------------   ------------------------   ---------------   -----------------------
Walter E. Auch...........     $28,000               None                   N/A              $28,000 (19*)
Darlene DeRemer..........     $26,500               None                   N/A              $26,500 (19*)
George F. Keane               $28,000               None                   N/A              $28,000 (19*)



    *Indicates total number of funds in Trust complex.


                           STANDING BOARD COMMITTEES


    The Board of Trustees has established two standing committees in connection with the governance of the Fund--Audit and Nominating.



    The Audit Committee consists of the three independent Trustees chaired by Mr. Keane. The responsibilities of the Audit Committee are to assist the Board of Trustees in overseeing the Fund's independent public accountants, accounting policies and procedures, and other areas relating to the Fund's auditing processes. The scope of the Audit committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent public accounts' responsibility to plan and carry out a proper audit. The Audit Committee met two times during the fiscal year ended March 31, 2002.


    The Nominating Committee consists of the three independent Trustees chaired by Ms. DeRemer. This committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund's shareholders and selects and proposes nominees for election by the Board between annual meetings. This committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees currently serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each compensation and expenses and compliance with the Funds' retirement policy. The Nominating Committee did not meet during the fiscal year ended March 31, 2002.


    The following table sets forth the dollar range of equity securities in the Funds beneficially owned by a Trustee and on an aggregate basis in all registered investment companies overseen by a Trustee in the Fund Complex as of June 30, 2002.


                         TRUSTEE SHARE OWNERSHIP TABLE

                             INDEPENDENT DIRECTORS


                                                                               AGGREGATE DOLLAR RANGE OF
                                                                              SECURITIES IN ALL REGISTERED
                                                                                  INVESTMENT COMPANIES
                                                        DOLLAR RANGE OF          OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                   FUND               SECURITIES IN THE FUND         THE FUND COMPLEX
---------------      ------------------------------  ----------------------   ----------------------------
Walter E. Auch.....        High Quality Bond                  0                          0

Darlene DeRemer....        High Quality Bond                  0                 $50,000 - $100,000

George F. Keane....        High Quality Bond                  0                    $1 - $10,000


    As of March 31, 2002 no Independent Trustee, and his/her immediate family members owned beneficially or of record any class of securities in an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the Investment Company Act) an investment adviser or principal underwriter of the Fund.

                               INVESTMENT ADVISER

    The Investment Adviser to the Trust is Nicholas-Applegate Capital Management, a limited liability company organized under the laws of Delaware, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

    The Investment Adviser was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001 The Investment Adviser was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German Aktiengesellschaft (a German publicly traded company), which, together with its subsidiaries, comprise one of the world's largest insurance group (the "Allianz Group"). Allianz Group currently has assets under management of approximately $690 billion. Allianz AG's address is:
Koeniginstrasse 28, D-80802, Munich, Germany.

    Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance and participation in initial public offerings is prohibited. In addition, restrictions on the timing of all personal investing in relation to trades by the Funds and on short-term trading having been adopted.


SUB INVESTMENT ADVISER



    Criterion Investment Management LLC ("Criterion") as sub-adviser to the Fund under the general supervision of the Investment Adviser. Organized in April 1999, Criterion is registered under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of Westdeutsche Landsbank Girzonzentrale. Its principal address is 1990 Post Oak Boulevard, Houston, Texas 77056. Criterion previously was the fixed income asset management division of the Investment Adviser and now provides investment advice to the Funds and approximately 80 other separate institutional clients with approximately $9 billion in assets under management.



    As compensation for Criterion's services under the subadvisory agreement, the Investment Adviser pays criterion monthly, a subadvisory fee at an annual rate of .25% of each Fund's average daily net assets. Net fees paid or owned by the Investment Adviser in 2001 to Criterion for the Fund was $228,741.


THE INVESTMENT ADVISORY AGREEMENT


    Under the Investment Advisory Agreement between Trust and the Investment Adviser with respect to the Fund, the Trust retains the Investment Adviser to manage the Fund's investment portfolios, subject to direction of the Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.


    The Investment Advisory Agreement provides that the Investment Advisory will not be liable for any error of judgment or for any loss suffered by a Fund or the Trust in connection with the matters to the Investment Advisory Agreement relates, except for liability resulting form willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Trust has agreed to indemnity the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as investment adviser of the Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

    The investment management services furnished under the Advisory Agreement are not deemed exclusive and the Investment Adviser is free to furnish similar services to others and take investment action with respect to other accounts which is different from action taken in the Funds. The Investment Adviser also manages hedge funds that may sell securities short, including those securities the Funds may be holding long. The portfolio managers and traders for these hedge funds are not separated from the rest of the Investment Adviser's investment personnel and therefore have access to full information about the Investment Adviser's investment research and the investment decisions and strategies being employed for the Fund. These hedge funds pay the Investment Adviser management fees at rates comparable to those paid by the Funds and the Investment Adviser also receives a significant share of any profits earned by the hedge funds as incentive compensation. As a result, the Investment Adviser may have a conflict between their own interests and the interests of other Investment Adviser investment advisory clients in managing the portfolios of these hedge funds. However, to minimize the potential for conflict, the Investment Adviser has adopted various procedures and safeguards for example, except for short sales done to take advantage of short-term volatility, the Investment Adviser will not sell a security short that the Funds own until
(1) it discloses to the various portfolio managers of the Funds its intention to short, (2) the reasons for selling short, (3) allows the portfolio managers a reasonable time to make an investment decision to hold or sell that security.

MATTERS CONSIDERED BY THE BOARD


    The Investment Advisory Agreement and Sub-Advisory Agreement (the "Agreements") were last approved by the Board, including all of the Independent Trustees on November 15, 2000. In approving the Advisory Agreements, the Board primarily considered, with respect to the Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Fund. The Board also reviewed the terms of the acquisition of the Investment Adviser by Allianz of America, Inc. ("Allianz") and its possible effects on the Fund and its shareholders. The Board requested and evaluated materials furnished by the Investment Adviser, Sub-Adviser and Allianz regarding their personnel, operations and financial condition.



    With respect to the nature and quality of the services provided by the Investment Adviser and Sub-Adviser, the Board considered the performance of the Fund in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of fund, over the past one, five, and ten year periods. The Board also evaluated the division of responsibilities among the Investment Adviser & Sub-Adviser and their affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Investment Adviser and Sub-Adviser.



    The Board specifically considered the following: (1) that the terms of the Agreements are substantially identical to those of the existing investment advisory agreements, except for different execution dates, effective dates, termination dates and certain conforming changes; (2) the favorable history, reputation, qualification and background of the Investment Adviser, Sub-Adviser and the Allianz Group, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of the Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar mutual funds;
(3) the relative performance of the Fund to comparable mutual funds and unmanaged indices; (4) the possibility of benefits that may be realized by the Fund as a result of the Investment Adviser's affiliation with the Allianz Group, including resources of the Allianz Group anticipated to be available to the Investment Adviser; and (5) other factors deemed relevant by the Board. The primary factors in determining that the approval of the Agreements was in the best interest of the Fund and shareholders where that there would be no change in advisory fees and services and assurances that the Investment Adviser would maintain operational autonomy.

    The amounts of the advisory fees earned by the Investment Adviser and reported below were for services provided to the master funds of the Master Trust prior to the Reorganization in May 1999. The amounts of the advisory fees earned by the Investment Adviser for the fiscal years ended March 31, 2000, 2001 and 2002, and the amounts of the reduction in fees and reimbursement of expenses by the Investment Adviser (or recoupment of fees previously deferred and expenses previously reimbursed) as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:



                                                               FEE REDUCTIONS AND
                                                             EXPENSE REIMBURSEMENTS
                                             ADVISORY FEES      (OR RECOUPMENTS)
                                             -------------   ----------------------
March 31, 2000.............................       84,863             126,523
March 31, 2001.............................      126,725            (202,761)
Worldwide Growth Fund March 31, 2002.......      228,741            (262,028)


              CUSTODIAN, FUND ACCOUNTING AGENT AND ADMINISTRATORS


    The Custodian, Fund Accounting and Administrator Agent for the Trust is Brown Brothers Harriman & Co., Private Bankers ("BBH"), a New York Limited Partnership established in 1818. BBH&Co. has offices worldwide and provides services to Trust from its offices located at 40 Water Street, Boston, Massachusetts 02109. As Custodian, Administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of Trust's portfolio securities and cash, maintaining the financial and accounting books and records of the Trust, computing the Trust's net asset value per share and providing the administration services required for the daily business operations of the Trust. For its services, BBH received under the Administration Agreement annual fees from the Fund equal to the Fund's pro rata portion (based on each Funds net assets compared to the Trust's total net assets)of a fee equal to 0.03% of the first $100 million of the Trust's average net assets, 0.02% of the next $100 million, 0.01% thereafter, subject to a $25,000 annual minimum and a $500,000 annual maximum. For the fiscal year ended March 31, 2002, for Fund Administration, BBH received aggregate compensation of $120,334.57 for Fund.


    Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by the BBH or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services, are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.


    Under the Administrative Services Agreement, the Investment Adviser is compensated at the annual rate of 0.10% of the average daily net assets of each Fund. For the fiscal year ended March 31, 2002, for Fund co-administration the Investment Adviser received $50,719.74.


             TRANSFER AND DIVIDEND DISBURSING AGENT, LEGAL COUNSEL
                            AND INDEPENDENT AUDITORS

    State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Transfer Agent and as the Dividend Disbursing Agent for the Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

    Kirkpatrick and Lockhart, LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036, serves as legal counsel to the Independent Trustees of the Trust.

    Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, California 90017, serves as the independent auditors for the Trust, and in that capacity audits the annual financial statements of the Trust.

                                  DISTRIBUTOR


    Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, CA 92101, is the principal underwriter and distributor for the Trust and, in such capacity is responsible for distributing shares of the Fund. The Distributor is a limited liability company organized under the laws of Delaware to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Holdings, LLC, the general partner of the Investment Adviser.



    Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of the Fund, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Fund may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


                            SHAREHOLDER SERVICE PLAN


    The Trust has also adopted a Shareholder Service Plan with respect to the Class R shares of the Trust. Under the Shareholder Service Plan, the Distributor is compensated at the annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the Class R shares of the Fund.



    Support services include, among other things, establishing and maintaining accounts and records relating to their clients that invest in Fund shares; processing dividend and distribution payments from the Fund on behalf of clients; preparing tax reports; arranging for bank wires; responding to client inquiries concerning their investments in Fund shares; providing the information to the Fund's necessary for accounting and subaccounting; preparing tax reports, forms and related documents; forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; assisting in processing exchange and redemption requests from clients; assisting clients in changing dividend options, account designations and addresses; and providing such other similar services.



    Pursuant to the Shareholder Service Plan, the Board of Trustees reviews at least quarterly a written report of the service expenses incurred on behalf of Class R shares of the Fund by the Distributor. The report includes an itemization of the service expenses and the purposes of such expenditures. Because the Trust offers Class R shares of numerous Funds which are subject to Rule 12b-1 under the Investment Company Act, the selection and nomination of Trustees who are not interested persons of the Trust is committed to the Trustees who are not interested persons of the Trust.



    The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually by vote of the Board of Trustees of the Trust, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Shareholder Service Plan or in any agreement related to the Shareholder Service Plan (the "Independent Trustees'), cast in person at a meeting called for the purpose of voting on such continuance. The Shareholder Service Plan may be amended at any time by the Board, provided that any material amendments of the terms of the Plan will become effective only upon the approval by majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Service Plan may be terminated with respect to any class any time, without penalty, by the Board.


                               DISTRIBUTION PLAN


    Under a plan of distribution for the Trust with respect to the Class R shares of the Fund (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act and distribution agreement (the "Distribution Agreement"), the Distributor incurs the expense of distributing such shares of the Fund. The Distribution Plan provides for compensation to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing such Class R shares of the Fund. The Distributor is paid for:
(a) expenses incurred in connection with advertising and marketing such shares of the Fund, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of such shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Fund's prospectuses and statements of additional information with respect to such shares.



    The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority vote of the Board of Trustees of the Trust, including a majority vote of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of the Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the Class R shares of the Fund for the services described therein without approval by a majority of such outstanding shares of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment. The Class R shares of the Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if the Plan is terminated or not continued with respect to such shares.



    Under the Distribution Plan, the Distributor is compensated for distribution-related expenses with respect to the Class R Shares of the Fund. The Distributor is compensated at the annual rate of up to 0.25%, payable monthly, based on the average daily net assets. The Distributor recovers the distribution expenses it incurs through the receipt of compensation payments from the Trust under the Distribution Plan.



    If the Distributor incurs expenses greater than the maximum distribution fees payable under the Distribution Plan, as described above, with respect to Class R Shares of the Fund, the Class will not reimburse the Distributor for the excess in the subsequent fiscal year. However, because the Distributor Plan is a "compensation-type" plan, the distribution fees are payable even if the Distributor's actual distribution related expenses are less than the percentages described above.


    The Trust currently has no intention to activate the Distribution Plan. Shareholders will be given a 60 day notice upon the Trust's determination to activate the Plan.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE



    Subject to policies established by the Trust's Board of Trustees, investment decisions for the Trust and for the other investment advisory clients of the Investment Adviser and Sub-Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Investment Adviser or a Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Investment Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Fund in determining whether the allocation of an investment is suitable. As a result, larger Funds may become more concentrated in more liquid securities than smaller Funds or private accounts of the Investment Adviser or a Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Investment Adviser or Sub-Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Investment Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.



    There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.



    The Investment Adviser and/or Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Investment Adviser or Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Investment Adviser or Sub-Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.



    The Investment Adviser may place trades with certain brokers with which it is under common control, including Dresdner Bank AG, Deutsche Bank AG, Munich Re, and HypoVereinsbank. The affiliates of these entities, including Bankers Trust Company, BT Alex. Brown Incorporated, Deutsche

Bank Securities, Inc. and Dresdner Kleinwort Benson North America LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. The Trustees of the Trust periodically review the Investment Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.



    During the fiscal year ended March 31, 2002, the fund acquired no securities of its regular brokers and dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents.


    The aggregate dollar amount of brokerage commission paid by the master fund predecessors to the corresponding Funds during the last three fiscal years of the Trust were as follows:


                                                          YEAR ENDED
                                      ---------------------------------------------------
                                      MARCH 31, 2002    MARCH 31, 2001    MARCH 31, 2000
                                      ---------------   ---------------   ---------------
                                             $0              $2,485              0


                     PURCHASE AND REDEMPTION OF FUND SHARES


    Shares of the Fund may be purchased and redeemed at their net asset value without any initial or deferred sales charge.



    The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Fund will have been deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designees. Brokers/Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Fund's shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the Fund. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.



    REDEMPTIONS IN KIND. Although the Fund intends to pay share redemptions in cash, it reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of portfolio securities.



    Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

    The Board of Trustees of the Trust has adopted redemption in-kind policies for shareholders who are deemed affiliated persons of the Fund. Pursuant to these policies a redemption in-kind will be processed so that it does not result in a dilution of shares of remaining shareholders. Furthermore, under these policies the affiliated party will have no influence over the selection process of securities to be redeemed in kind.


    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

                              SHAREHOLDER SERVICES

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    A shareholder of one Fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Fund (the "paying Fund") into any other Fund of the same share class (the "receiving Fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Fund equals or exceeds that Fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Fund is below that Fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Funds must be automatically reinvested in the receiving Fund, (iii) if this privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund will have the right, if the shareholder fails to increase the value of the account to such minimum within 60 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-investments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

    The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REPORTS TO INVESTORS


    The Fund will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Fund may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Fund upon request.


                                NET ASSET VALUE


    The net asset value of the Fund is calculated by dividing (i) the value of the securities held by the Fund, plus any cash or other assets, minus all the Class' proportional interest in the Fund's liabilities (including accrued estimated expenses on an annual basis) all liabilities allocable to such Class, by the total number of class I or R shares of the Fund outstanding. The value of the investments and assets of a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally
4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.


    In the event the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the board of Trustees of Trust will reconsider the time at which they compute net asset value. In addition, the asset value of the Funds may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.


    The Fund values long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities or comparable maturity, quality and type; however, the Investment Adviser will use, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service, as discussed below. The Fund values debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less that 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Trust not to represent fair value. The Fund values repurchase agreements at close plus accrued interest.



    The Fund values U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are value at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.



    The Fund values options, futures contracts and options thereon, which trade on exchanges, at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options and futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.


    Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may to take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 11:00 a.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.


    Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value, (Fair Value Securities) are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel, on the basis of the following factors: nature of any restrictions on disposition of the securities, assessment of the general liquidity/illiquidity of the securities, the issuer's financial condition and the markets in which it does business, cost of the security transactions in comparable securities, the size of the holding and the capitalization of the issuer, relationships among various securities, media or other reports or information deemed reliable by the Investment Adviser regarding the issuer or the markets or industry in which it operates, consistency with valuation of similar securities held by other clients of the Investment Adviser, and such other factors as may be determined by the Investment Adviser, Board of Trustees or Pricing Committee to materially affect the value of the security. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of the Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.



    The Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Fund to do so.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

REGULATED INVESTMENT COMPANY


    The Trust has elected to qualify the Fund as a registered investment company under Subchapter M of the Code, and intends that the Fund will remain so qualified.



    As a regulated investment company, the Fund will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that the Fund (a) derive at least 90% of it gross income form dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains form options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) for taxable years beginning August 5, 1997 derive less than 30% of it gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and
(d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.



    The Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of it ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other that those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Fund intends to make timely distributions of their income in compliance with these requirements and anticipate that it will not be subject to the excise tax.



    Dividends paid by the Fund from ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Fund is derived form dividends on common or preferred stock of domestic corporations. Dividend income earned by the Fund will be eligible for the dividends received deduction only if the Fund has satisfied a 46-day period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held it shares in the Fund for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of the taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the code. Net capital gain distributions are not eligible for the dividends received deduction.



    BACKUP WITHHOLDING. Under certain provisions of the Internal Revenue Code (the "Code"), the Fund may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.


    NONRESIDENT ALIENS. Nonresident alien individuals and foreign entities must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                           SPECIAL TAX CONSIDERATIONS


    SECTION 1256 CONTRACTS. Many of the futures contract and forward contracts used by the Fund are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.



    STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculation the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Fund are not entirely clear. The transactions may increase the amount of shore-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.



    The Fund may take one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.



    Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to Fund that did not engage in such hedging transactions.



    The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.



    SECTIONS 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to the shareholders.



    FOREIGN TAX. Foreign countries may impose withholding and other taxes on other income received by the Fund form sources within those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intend to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified in writing within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.


    Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Fund. With respect to such election, the Fund treats gains from the sale of securities as derived from the U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.


    ORIGINAL ISSUE DISCOUNT. The Fund may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Fund treats the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do not receive payment of that amount until a later time, usually when the debt security matures. The Fund treats a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.



    The Fund may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire in the secondary market as having market discount. Generally, the Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary interest income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.



    The Fund generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Fund has yet to receive cash representing such income. The Fund may obtain cash to pay such dividends from sales proceeds of securities held by the Fund.


                            PERFORMANCE INFORMATION


    The Trust may form time advertise total returns and yields for the Fund, compare Fund performance to various indices, and publish rankings of the Fund prepared by various ranking services. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future. For purposes of calculating the historical performance of a Fund, the Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization.


AVERAGE ANNUAL TOTAL RETURN


    The total return for the Fund is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investment are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Fund over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would been received upon redemption. Total return does not take into account any federal or state income taxes.


    Total return is computed according to the following formula:

       P(1 + T)TO THE POWER OF n = ERV

           Where:  P = a hypothetical initial payment of $1,000.

                   T = average annual total return.

                   n = number of years

                   ERV = ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

    Average annual total return (after taxes on distributions and redemption) is computed according to the following formula:

                             P(1+T)TO THE POWER OF n = ATV

                                                         D or DB

            Where:  P                   =   a hypothetical initial payment of $1,000.
                    T                   =   average annual total return (after taxes on distributions, or after taxes on distributions and redemption, as applicable).
                    n                   =   number of years
                    ATV
                              D or DB
                    ATV                 =   ending value of a hypothetical $1,000 payment made at the
                              D             beginning of the 1-, 5- or 10-year periods at the end of (or fractional portion thereof), after taxes on fund distributions and redemptions.
                    ATV                 =   ending value of a hypothetical $1,000 payment made at the
                              DB            beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption.

    Average annual total return (after taxes on distributions and redemption) takes into account any applicable initial or contingent deferred sales charges and takes into account federal income taxes that may be payable upon receiving distributions and following redemption. Federal income taxes are calculated using the highest marginal income tax rates in effect on the reinvestment date.

YIELD


    The yield for the Fund is calculated based on a 30-day or one-month period, according to the following formula:


       Yield = 2[(a - b + 1)TO THE POWER OF 6 - 1]
                  ---------
                   (c X d)

    For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

    The Funds 30-day for the period ended June 30, 2002 was 5.68% for Class I Shares and 5.42% for Class R Shares.


PERFORMANCE COMPARISONS

    Advertising and sales literature may include:

    - references to ratings, rankings, and financial publication and/or performance comparison of Shares to certain indices;

    - charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;


    - discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and information about the mutual fund industry from sources such as the Investment Company Institute.


    The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

    The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

    You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market condition, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

    Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks prices under 25% for one month periods and year-to-date.

    Value Line Mutual Funds Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

    CDR Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    Dow Jones Industrial Average (DJIA) represents share prices of selected blue chip industrial corporations. The DJIA indicated daily changes in the average price of stock of thes corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market at a whole.

    Financial Publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

    Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

    Morningstar, Inc, an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Value, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

    Standard and Poor's Daily Stock Price Index of 500 Common Stocks (S&P500) is a composite index of common stocks in industry, transportation, and financial and public utility companies. The index can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

    Lipper Growth Fund Average is an average of the total returns of 580 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

    Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical
Services, Inc., an independent mutual fund rating service.

    Strategic Insight Mutual Fund Research and Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Funds will quote their Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

    Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

    Value Line Composite Index, consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.


    Strategic Insight Growth Funds Index consists of mutual funds that invest in well-established companies primarily for long-term capital gains rather than current income.


                                 MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST

    On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

    Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of any investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to the Fund.

    As used in the Fund's prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.


    The Trust will dispense the annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

    Each share of each Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

    Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATION OF TRUST

    The Declaration of Trust of the Trust provides that obligations of the Trust are no binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

    The following paragraphs summarize the descriptions for the rating symbols of securities.

COMMERCIAL PAPER

    The following paragraphs summarize the description for the rating symbols of commercial paper:

    MOODY'S INVESTORS SERVICE, INC.

    Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Trust, are opinions of the ability to issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics:
(a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME 2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category, but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

    Standard & Poor's ratings are a current assessment of likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

    A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

    A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

    A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as only having an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

    C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICES, INC.

    F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

    F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2: Good credit rating. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 RATINGS.

    F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

    The three rating categories for Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-" within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

    Duff 1+: Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1: Debt possesses very highly certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1-: Debt possesses high certainty of timely payment. Liability factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    Duff 2: Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    Duff 3: Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

    Duff 4: Debt possesses speculative investment characteristics.

    Duff 5: Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

    Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

    TBW-1: This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

    TBW-2: This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

    TBW-3: This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

    IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings.

    A1+: Obligations are supported by the highest capacity for timely repayment.

    A1: Obligations are supported by a strong capacity for timely repayment.

    A2: Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    A3: Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

CORPORATE BONDS

    DUFF & PHELPS

    The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

    AAA: Debt is considered to be of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

    AA: Debt is considered of high credit quality. Protections factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

    A: Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

    BBB: Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

    BB, B, CCC, DD AND DP: Debt that possesses one of these rating is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal interest or preferred dividends. Debt rated "DD" is defaulted debt obligations, and the rating "DP" represents preferred stock with dividend arrearages.

    To provide more detailed indications of credit quality, the "AA", "A", "BBB", "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

    The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

    A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB: Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligation in higher categories.

    BB, B, CCC, CC, C, DDD, DD, AND D: Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

    To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within these major rating categories.

IBCA

    IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

    AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

    AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

    BBB: Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligation in higher categories.

    BB, B, CCC, CC AND C: Obligations that are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

    IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

    Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

    AAA: This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

    AA: This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

    A: This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    BBB: This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    BB, B, CCC, AND CC: These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree.

    D: This designation indicates that the long-term debt is in default.

    PLUS(+) OR MINUS(-): The ratings from "AAA" though "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                     PART C

ITEM 23.  EXHIBITS.

                  (a)(1)   Certificate of Trust of Registrant--filed as Exhibit
                           1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

                  (a)(2) Certificate of Amendment of Certificate of Trust of Registrant--filed as Exhibit 1.2 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                  (a)(3) Declaration of Trust of Registrant--filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

                  (a)(4) Amended and Restated Declaration of Trust of Registrant--filed as Exhibit 1.4 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 17, 1993 and incorporated herein by reference.

                  (a)(5) Amended and Restated Declaration of Trust dated February 19, 1999--filed as Exhibit (a)5 to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (a)(6) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19,1999-- filed as Exhibit (a)(6) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (b)(1) Amended Bylaws of Registrant--filed as Exhibit 2 to Amendment No. 2 to the Registrant's Form N-1A Registration Statement on April 6, 1993 and incorporated herein by reference.

                  (2)(b) Amended Bylaws of Registrant dated February 19, 1999--filed as Exhibit 2(b) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (c)      Not applicable.

                  (d)(1) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (d)(2) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management adding the Global Health Care Fund to the Investment Advisory Agreement--filed as Exhibit
                           (d)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (d)(3) Form of Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(3) to Post-Effective Amendment No. 4 on May 25, 2000 and incorporated herein by reference.

                  (d)(4) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (d)(4) to
                           Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                  (d)(5) Proposed Sub Investment Advisory Agreement between Registrant and Criterion Investment Management LLC--filed as Exhibit (d)(5) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                  (d)(6) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management adding the International Structured and Small Cap Value Funds to the Investment Advisory Agreement--filed as Exhibit (d)(6) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                  (d)(7) Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management amending Schedule A to the Investment Advisory Agreement dated January 31, 2001 filed as Exhibit (d)(7) to Post Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

                  (e)(1) Distribution Agreement between Registrant and Nicholas-Applegate Securities dated May 10, 1999--filed as Exhibit (e) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (e)(2) Distribution Agreement between Registrant and Nicholas-Applegate Securities--filed as
                           Exhibit (e)(2) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                  (e)(3) Form of Shareholder Servicing Agreement--filed as Exhibit (e)(3) to Post-Effective Amendment
                           No. 8 on April 10, 2001 and incorporated herein by reference.

                  (e)(4) Form of Agency Trading Agreement--filed as Exhibit (e)(4) to Post-Effective Amendment No. 8 on April 10, 2001 and incorporated herein by reference.

                  (f)      None.

                  (g)(1) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit 1(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(2) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit
                           (2)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(3) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (3)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(4) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co.--filed as Exhibit (4)(g) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (g)(5) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Foreign Custody Agreement dated May 1, 1999--filed as Exhibit (g)(5) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                  (g)(6) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to Custodian Services Agreement dated May 1, 1999--filed as Exhibit (g)(6) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                  (g)(7) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding the Global Health Care Fund to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(7) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                  (g)(9)  Form of letter agreement between Registrant and
                           Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Cash Management Authorization Services Agreement dated May 1, 1999--filed as Exhibit (g)(9) to Post-Effective Amendment #6 on February 14, 2001 and superseded by Exhibit (g)(10)--filed on February 14, 2001 and incorporated herein by reference.

                  (g)(10) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(10) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                  (g)(11) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001--filed as Exhibit (g)(11) to Post-Effective Amendment No. 7 on April 10, 2001 -- filed as Exhibit (g)(11) to Post-Effective Amendment No. 8 on May 30, 2001 and incorporated herein by reference.

                  (h)(1) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. --filed as Exhibit (1)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(2) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (2)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(3) License Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (3)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(4) Expense Limitation Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit No. (4)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(5) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company--filed as Exhibit No. (5)(h) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

                  (h)(6) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities for Class Q Shares--filed as Exhibit No. (6)(h) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (h)(7) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding Global Health Care Fund to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(7) to Post-Effective Amendment #4 on May 27, 2000 and incorporated herein by reference.

                  (h)(8) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding Global Health Care Fund to the Expense Limitation Agreement--filed as Exhibit (h)(8) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (h)(9) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Global Health Care Fund to the Transfer Agency and Service Agreement--filed as Exhibit (h)(9) to the Registrant's Form N-1A Registration Statement on
                           June 18, 1999 and incorporated herein by reference.

                  (h)(10) Credit Agreement between Registrant and BankBoston, N.A. dated December 21, 1999--filed as Exhibit (h)(10) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                  (h)(11) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999--filed as Exhibit (h)(11) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                  (h)(12) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management--filed as Exhibit (h)(12) to Post-Effective Amendment No. 5 on November 30, 2000 and incorporated herein by reference.

                  (h)(13) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. adding International Structured and Small Cap Value Funds to the Administration and Fund Accounting Agency Agreement dated May 1, 1999--filed as Exhibit (h)(13) to Post-Effective Amendment No. 6 on February 14, 2001 and superseded by Exhibit (h)(17)--filed as Exhibit
                           (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

                  (h)(14) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management adding International Structured and Small Cap Value Funds to the Expense Limitation Agreement--filed as Exhibit (h)(14) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.


                  (h)(15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding International Structured and Small Cap Value Funds to the Transfer Agency and Service Agreement--filed as Exhibit (h)(16) to Post-Effective Amendment
                           No. 6 filed on February 14, 2001 and incorporated herein by reference.


                  (h)(16) Form of letter agreement between Registrant and Fleet Bank (formerly BankBoston, N.A.) adding International Structured and Small Cap Value Funds to the Credit Agreement dated December 21, 1999--filed as Exhibit (h)(15) to Post-Effective Amendment No. 6 on February 14, 2001 and incorporated herein by reference.

                  (h)(17) Amended Appendix C to the Administration and Fund Accounting Agreement between Registrant and Brown Brothers Harriman & Company dated February 14, 2001 -- filed as Exhibit (h)(17) to Post-Effective Amendment No. 7 filed on April 10, 2001 and incorporated herein by reference.

                  (h)(18) Letter Agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital
                           Management amending the Expense Limitation
                           Agreement -- filed as Exhibit (h)(18) to
                           Post-Effective Amendment No. 8 filed on May 30, 2001 and incorporated herein by reference.

                  (h)(19) Letter Agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement Filed as Exhibit (h)(19) to Post-Effective Amendment No. 9 on October 1, 2001 and incorporated herein by reference.

                  (h)(20) Letter Agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending The Expense Limitation Agreement -- filed as Exhibit (h)(20) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

                 (h)(21) Letter Agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending the Expense Limitation Agreement.

                  (i)      Opinion of Counsel.

                  (j)      Consent of Independant Auditors

                  (k)      Not Applicable

                  (l) Investment Letter of initial investor in Registrant--filed as Exhibit (l) to the Registrant's Form N-1A Registration Statement on May 27, 1999 and incorporated herein by reference.

                  (m) Form of Rule 12b-1 Plan for Class Q Shares--filed as Exhibit (m) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (n)      Rule 18f-3 Plan between Registrant and
                           Nicholas-Applegate Capital Management--filed as Exhibit (o) to the Registrant's Form N-1A Registration Statement on May 6, 1999 and incorporated herein by reference.

                  (p) Code of Ethics--filed as Exhibit (p) to Post-Effective Amendment #4 on May 25, 2000 and incorporated herein by reference.

                  (p)(1) Amended Code of Ethics dated April 2002 -- filed as Exhibit (p)(1) to Post-Effective Amendment #10 on May 20, 2002 and incorporated herein by reference.

                  (q) Limited Powers of Attorney of Trustees--Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

                  (q)(1) Limited Power of Attorney of Walter E. Auch--Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

                  (q)(2) Limited Power of Attorney of John J.P. McDonnell-- filed as Exhibit (p)(2) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

                  (q)(3) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John J.P. McDonnell--filed as Exhibit (p)(3) to the Registrant's Form N-1A Registration Statement on June 18, 1999 and incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        E. Blake Moore, Jr. is a member of the Board of Trustees of Registrant, and also one of the seven members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company organized under the laws of Maryland. Accordingly, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.

ITEM 25. INDEMNIFICATION

        Article V of Registrant's Declaration of Trust, included as Exhibit
(a)(5) hereto and incorporated herein by reference, provides for the indemnification of Registrant's trustees, officers, employees and agents.

        Indemnification of the Registrant's Investment Adviser and Placement Agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement.

        Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with

Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        Nicholas-Applegate Capital Management, the Investment Adviser to the Trust, is a Delaware limited liability company and is an indirect wholly owned subsidiary of Allianz of America, INC. During the three fiscal years ended December 31, 2001, the Investment Adviser has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

The business and other connections of Nicholas-Applegate Capital Management principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 600 West Broadway, 32nd Floor, San Diego, California 92101.

NAME AND POSITION WITH                BUSINESS AND OTHER                  POSITION WITH OTHER
INVESTMENT ADVISER                    CONNECTIONS                         COMPANY
Arthur Edward Nicholas                Nicholas-Applegate                  Chief Executive Officer
Chairman & Chief                      Holdings, LLC
Executive Officer
                                      Nicholas-Applegate                  Chairman
                                      Securities, LLC

                                      Nicholas-Applegate                  President
                                      Securities International
                                      LDC

                                      Nicholas-Applegate US               Director
                                      Growth Equity Fund, Ltd.

Edward Blake Moore, Jr.               Nichoals-Applegate                  Secretary and General
General Counsel                       Holdings, LLC                       Counsel

                                      Nicholas-Applegate                  General Counsel and
                                      Securities, LLC                     Secretary

                                      Nicholas-Applegate                  Trustee and Chairman of
                                      Institutional Funds                 the Board

Marna P. Whittington, Ph.D            Allianz Dresner Asset               Chief Operating Officer
President; Executive                  Management
Committee
                                      Nicholas-Applegate                  President
                                      Holdings, LLC

                                      Nicholas-Applegate                  President
                                      Securities, LLC

Eric Spencer Sagerman                 Nicholas-Applegate                  Director
Head of Global Marketing;             Southeast Asia Fund
Executive Committee
                                      Nicholas-Applegate India            Director
                                      Fund, Ltd PCC

William Charles Maher,                Nicholas-Applegate                  Chief Financial Officer /
CPA                                   Holdings, LLC                       Treasurer
Chief Financial Officer

                                      Nicholas-Applegate                  Treasurer
                                      Institutional Funds

                                      Nicholas-Applegate                  Chief Financial Officer
                                      Securities, LLC

Catherine Somehegyi Nicholas          None
Chief Investment Officer
Global Equity Management

Peter James Johnson                   Nicholas-Applegate                  Vice President
Sr. Vice President, Director          Securities, LLC
of Institutional Sales

Scott Allan Long                      None
Head of Global Operations

Victoria Proctor Hulick               Director of Compliance
Director of Compliance

Nicholas-Applegate                    Allianz Dresner Asset               Limited Partner
Holdings LLC                          Management
Managing Member

Allianz Dresner Asset                 Allianz of America, Inc.            Sole Shareholder
Management of America,
LLC
Limited Partner

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

(b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Funds, is a Delaware limited liability company and its general partner is Allianz of America, INC. Information is furnished below with respect to the officers, partners and directors of the Registrant and Nicholas-Applegate Securities.

The principal business address of such persons is 600 West Broadway, 30th Floor, San Deigo, California 92101, except as otherwise indicated below.

Name and Principal        Positions and Offices with      Positions in Offices
Business Address          Principal Underwriter           with Registrant
----------------          ---------------------           ---------------
Arthur E. Nicholas        President                       None

E. Blake Moore, Jr.       General Counsel                 President, Trustee &
                                                          Chairman of the Board

C. William Maher          Chief Financial Officer         Treasurer

Charles H. Field, Jr.     Secretary                       Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the Administrator and Custodian, Brown Brothers Harriman & Co. (40 Water Street, Boston, MA 02109).

ITEM 29.  MANAGEMENT SERVICES.

        None.

ITEM 30.  UNDERTAKINGS.

        None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has dully caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Diego, and the state of California on this 19th day of July, 2002.

                                   Nicholas-Applegate Institutional Funds



                                   By:  /s/ E. Blake Moore, Jr.
                                      -----------------------------------
                                            E. Blake Moore, Jr.
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on July 19, 2002.

/s/ E. Blake Moore, Jr.                  Chairman of the Board, Trustee and
--------------------------------         President
E. Blake Moore, Jr.

/s/ C. William Maher                     Principal Financial and Accounting
--------------------------------         Officer
    C. William Maher

/s/ Charles H. Field, Jr.
--------------------------------         Secretary
    Charles H. Field, Jr.

Walter E. Auch*                          Trustee
--------------------------------
Walter E. Auch

Darlene Deremer*                         Trustee
--------------------------------
Darlene Deremer

George F. Keane*                         Trustee
--------------------------------
George F. Keane

*  /s/ Charles H. Field, Jr.
  ------------------------------
By:    Charles H. Field, Jr.
       Attorney In Fact

                                 Exhibit Index

(h)(21)    Amendment to Expense Limitation Agreement.
(i)        Opinion of Counsel
(j)        Consent of Independant Accountants